UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:


           /s/ Oscar S. Schafer          New York, NY              8/6/04
           --------------------    ----------------------------   ----------
               [Signature]              [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    25
                                                -------------

Form 13F Information Table Value Total:              $457,578
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                                     Form 13F INFORMATION TABLE


NAME OF ISSUER                  TITLE OF CLASS       CUSIP    VALUE    SHARES/   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                                                             (x$1000)  PRN AMT   PRN CALL  Discretion  Managers   Sole Shared None
ADVANCED MEDICAL OPTICS INC     COM              00763M108    30059     706100   SH        SOLE        X          X
BOWNE & CO INC                  COM              103043105    12417     783400   SH        SOLE        X          X
CANADIAN NAT RES LTD            COM              136385101    33054    1105500   SH        SOLE        X          X
CHESAPEAKE ENERGY CORP          COM              165167107    21927    1489600   SH        SOLE        X          X
COMPUTER ASSOC INTL INC         COM              204912109    18511     659700   SH        SOLE        X          X
DENBURY RES INC                 COM              247916208     8212     392000   SH        SOLE        X          X
DEVON ENERGY CORP NEW           COM              25179M103     7920     120000   SH        SOLE        X          X
DONNELLEY R R & SONS CO         COM              257867101    22051     667799   SH        SOLE        X          X
DUN & BRADSTREET CORP DEL NE    COM              26483E100     6200     115000   SH        SOLE        X          X
FLAMEL TECHNOLOGIES SA          SPONSORED ADR    338488109    22213     901870   SH        SOLE        X          X
GAYLORD ENTMT CO NEW            COM              367905106    21181     674766   SH        SOLE        X          X
GEN-PROBE INC NEW               COM              36866T103    33649     711100   SH        SOLE        X          X
HEALTH NET INC                  COM              42222G108    20074     757500   SH        SOLE        X          X
MAGELLAN HEALTH SVCS INC        COM NEW          559079207    24090     720190   SH        SOLE        X          X
NOVEN PHARMACEUTICALS INC       COM              670009109    17836     810000   SH        SOLE        X          X
OMI CORP NEW                    COM              Y6476W104    13566    1140000   SH        SOLE        X          X
PRECISION DRILLING CORP         COM              74022D100    18724     390000   SH        SOLE        X          X
PRESIDENTIAL LIFE CORP          COM              740884101      378      21000   SH        SOLE        X          X
R H DONNELLEY CORP              COM              74955W307    19696     450300   SH        SOLE        X          X
SHIRE PHARMACEUTICALS GRP PL    COM              82481R106    22515     842000   SH        SOLE        X          X
TEEKAY SHIPPING MARSHALL ISL    COM              Y8564W103    10317     276000   SH        SOLE        X          X
TYCO INTL LTD NEW               COM              902124106    32146     970000   SH        SOLE        X          X
VALEANT PHARMACEUTICALS INTL    COM              91911X104    16852     842600   SH        SOLE        X          X
VIASYS HEALTHCARE INC           COM NEW          92553Q209     3833     183296   SH        SOLE        X          X
WYNN RESORTS LTD                COM              983134107    20157     521800   SH        SOLE        X          X

25 TOTAL DATA RECORDS                                        457578


NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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